IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 7,925	$ 8,379
Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5,628
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,031
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	21
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	245
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	149	331
Less than 1 month [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	43
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	85
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	21
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	325	304
Later than one months and not later than three months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	85
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	240
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	314	370
3 - 6 months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	128
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	181
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	328	347
6 - 9 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	128
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	200
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	301	342
9 - 12 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	126
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	173
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	983	970
1 - 2 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	530
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	449
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,926	1,964
2 - 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,305
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	617
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	4
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,599	$ 3,751
Over 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3,283
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	86
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 230